INCOME TAXES - Deferred tax assets and liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Net operating losses	$ 17,847,721	$ 13,497,030
Reserve and accruals	619,236	554,632
OID Amortization	1,184,396
Debt Extinguishment Amortization	645,511
Debt-Related Warrants	1,408,206
Capitalized R&D	557,589
Lease Liability	1,540,727
Other	1,388	1,792
Total deferred tax assets	23,804,774	14,053,454
Deferred tax liabilities
Depreciation and amortization	(270,747)	(200,998)
Right of Use Asset	(1,511,786)
Total deferred tax liabilities	(1,782,533)	(200,998)
Net deferred tax assets	22,022,241	13,852,456
Valuation Allowance	$ (22,022,241)	$ (13,852,456)